Note 9 - Long-term Debt (Details)	0 Months Ended		12 Months Ended				0 Months Ended	10 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended			0 Months Ended				10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended				0 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended			10 Months Ended	12 Months Ended
	Nov. 03, 2014	Jun. 07, 2013	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 03, 2014	Apr. 12, 2007 USD ($)	Nov. 03, 2014 Revolving Credit Facility [Member] USD ($)	Oct. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Nov. 03, 2014 Revolving Credit Facility [Member] USD ($)	Apr. 12, 2007 Revolving Credit Facility [Member] USD ($)	Nov. 03, 2014 Revolving Credit Facility, Multi Currency [Member] EUR (€)	Nov. 03, 2014 Revolving Credit Facility, Multi Currency [Member] USD ($)	Jun. 07, 2013 First Lien Term Loan [Member] USD ($)	Dec. 31, 2014 First Lien Term Loan [Member] USD ($)	Dec. 31, 2013 First Lien Term Loan [Member] USD ($)	Oct. 31, 2013 First Lien Term Loan [Member] USD ($)	Jun. 07, 2013 First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2014 First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member] USD ($)	Oct. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 First Lien Term Loan [Member] Revolving Credit Facility [Member] USD ($)	Jun. 07, 2013 First Lien Term Loan [Member] Revolving Credit Facility, Multi Currency [Member] USD ($)	Jun. 07, 2013 Second Lien Term Loan [Member] USD ($)	Oct. 31, 2013 Second Lien Term Loan [Member] USD ($)	Jun. 07, 2013 Second Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Oct. 01, 2014 Incremental Amendment to the Second Amended and Restated Credit Agreement [Member] USD ($)	Nov. 03, 2014 New Tranche B Term Loan [Member] USD ($)	Nov. 03, 2014 Euro Tranche Term Loans [Member]	Dec. 31, 2014 Euro Tranche Term Loans [Member] USD ($)	Nov. 03, 2014 Euro Tranche Term Loans [Member] USD ($)	Nov. 03, 2014 Euro Tranche Term Loans [Member] EUR (€)	Oct. 31, 2013 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2012 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2014 Tranche B Term Loan [Member] USD ($)	Apr. 12, 2007 Tranche B Term Loan [Member] USD ($)	Oct. 31, 2013 Tranche C Term Loan [Member] USD ($)	Dec. 31, 2012 Tranche C Term Loan [Member] USD ($)	Apr. 12, 2007 Tranche C Term Loan [Member] USD ($)	Dec. 31, 2014 Overdraft Facility [Member] Minimum [Member]	Dec. 31, 2014 Overdraft Facility [Member] Maximum [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] USD ($)	Oct. 31, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] USD ($)	Apr. 12, 2007 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] USD ($)	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Redemption Premium [Member] USD ($)	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Subordinated Debt [Member] USD ($)	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Subordinated Debt [Member] Redemption Premium [Member] USD ($)	Oct. 31, 2013 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)	Oct. 31, 2009 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)	Sep. 30, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)	May 31, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)	Feb. 28, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member] USD ($)
Note 9 - Long-term Debt (Details) [Line Items]
Long-term Debt			$ 1,415,900,000	$ 751,300,000										$ 805,000,000	$ 743,700,000	$ 751,300,000														$ 246,200,000					$ 129,000,000
Debt Instrument, Face Amount						360,000,000								755,000,000										360,000,000			300,000,000	130,000,000			256,000,000	205,000,000				360,000,000			250,000,000												5,600,000	2,500,000	7,600,000	15,000,000
Line of Credit Facility, Maximum Borrowing Capacity										87,500,000	50,000,000		87,500,000							25,000,000	50,000,000		25,000,000
Debt Instrument, Interest Rate, Stated Percentage														4.00%	4.00%									7.75%																1.00%	6.25%				9.50%
Debt Instrument, Basis Spread on Variable Rate																		3.00%	3.00%							6.75%
Debt Instrument, Periodic Payment, Principal														1,900,000																			900,000	3,600,000			600,000	2,600,000											4,200,000	4,600,000
Debt Instrument, Maturity Date														Jun. 07, 2020						Jun. 07, 2018				Dec. 07, 2020					Jun. 07, 2020
Debt Instrument, Unamortized Discount														1,900,000			1,800,000							3,600,000
Guaranteed Credit Facilities, Stock of the Company's First Tier Foreign Subsidiaries, Percentage		65.00%
Repayments of Long-term Debt																									373,000,000								218,000,000				146,000,000
Extinguishment of Debt, Amount																																	206,000,000				139,000,000
Line of Credit Facility, Additional Borrowing Capacity										62,500,000			62,500,000
Proceeds from Lines of Credit							60,000,000					55,000,000
Percentage of Borrowings in Excess of Commitments Under Revolving Credit Facilities					25.00%
Debt to EBITDA Ratio	6.5
Letters of Credit Outstanding, Amount			1,000,000	4,600,000					0													3,900,000
Debt Instrument, Periodic Payment, Interest																																	2,100,000	5,100,000			1,500,000	3,900,000					20,000,000	33,300,000					100,000	100,000
Early Repayment of Senior Debt																																	10,300,000				6,800,000					250,000,000					101,000,000
Revenues and Gains, Reporting Currency Denominated, Value																																					1,100,000
Expenses and Losses, Reporting Currency Denominated, Value																																						2,700,000
Line of Credit Facility, Commitment Fee Amount								100,000	300,000
Senior Notes																																													350,000,000
Repayments of Senior Debt																																														9,400,000		3,200,000
Proceeds from Issuance of Senior Long-term Debt																																										106,000,000
Interest Expense, Debt																																										2,200,000
Short-term Debt			0	0
Overdraft Facility, Maximum Capacity			$ 20,900,000	$ 22,100,000